Organization and nature of business - (Details )	Dec. 28, 2016 shares	Dec. 31, 2019	Jul. 12, 2017	Jun. 24, 2016 individual	Aug. 19, 2015
Business Acquisition, Percentage of Voting Interests Acquired	5.00%
Ownership (percentage)		100.00%
Euroasia [Member]
Ownership (percentage)			100.00%
Shangchi Automobile [Member]
Business Acquisition, Percentage of Voting Interests Acquired			70.00%
Ownership (percentage)			70.00%
USCNHK [Member]
Ownership (percentage)					100.00%
Tantech Bamboo [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares	1,018,935
Business Acquisition, Percentage of Voting Interests Acquired	5.00%
Ownership (percentage)					95.00%
Number of individual holders entered Into an equity purchase agreement | individual				5
Hangzhou Jiyi Trading Co., Ltd [Member]
Business Acquisition, Percentage of Voting Interests Acquired			70.00%
Ownership (percentage)			19.00%
Hangzhou Jiyi Trading Co., Ltd [Member] | Jiamu [Member]
Ownership (percentage)			100.00%
Hangzhou Wangbo Investment Management Co Ltd [Member]
Ownership (percentage)			51.00%